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                            Eaton Vance Institutional
                              Emerging Markets Fund

                             Eaton Vance Tax-Managed
                                 Growth Fund 1.1

                             Eaton Vance Tax-Managed
                     Growth Fund 1.2 - Institutional Shares

                         Eaton Vance Municipal Bond Fund


                           Supplement to Prospectuses
                                      dated
                                   May 1, 2001



Institutional Shares (or, in the case of Eaton Vance Municipal Bond Fund, Class I Shares) also are offered to pension plans, endowments and corporations.








August 31, 2001                                                           [CODE]